Average Annual Total Returns	0 Months Ended
Mar. 01, 2013
(International Equity Funds - Retail) | (Wells Fargo Advantage Asia Pacific Fund) | MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.78%
5 Years	(1.48%)
10 Years	9.73%
(International Equity Funds - Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class A
Average Annual Return:
1 Year	17.23%
5 Years	(4.72%)
10 Years	11.82%
Inception Date of Share Class	Jul. 31, 2007
(International Equity Funds - Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	15.77%
5 Years	(5.10%)
10 Years	9.99%
Inception Date of Share Class	Jul. 31, 2007
(International Equity Funds - Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	11.18%
5 Years	(4.17%)
10 Years	9.56%
Inception Date of Share Class	Jul. 31, 2007
(International Equity Funds - Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class C
Average Annual Return:
1 Year	22.55%
5 Years	(4.31%)
10 Years	11.71%
Inception Date of Share Class	Jul. 31, 2007
(International Equity Funds - Retail) | (Wells Fargo Advantage Diversified International Fund) | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.32%
5 Years	(3.69%)
10 Years	8.21%
(International Equity Funds - Retail) | (Wells Fargo Advantage Diversified International Fund) | Class A
Average Annual Return:
1 Year	11.90%
5 Years	(5.22%)
10 Years	5.34%
Inception Date of Share Class	Sep. 24, 1997
(International Equity Funds - Retail) | (Wells Fargo Advantage Diversified International Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	9.71%
5 Years	(6.26%)
10 Years	4.53%
Inception Date of Share Class	Sep. 24, 1997
(International Equity Funds - Retail) | (Wells Fargo Advantage Diversified International Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.70%
5 Years	(4.78%)
10 Years	4.47%
Inception Date of Share Class	Sep. 24, 1997
(International Equity Funds - Retail) | (Wells Fargo Advantage Diversified International Fund) | Class B
Average Annual Return:
1 Year	12.94%
5 Years	(5.27%)
10 Years	5.39%
Inception Date of Share Class	Sep. 24, 1997
(International Equity Funds - Retail) | (Wells Fargo Advantage Diversified International Fund) | Class C
Average Annual Return:
1 Year	16.91%
5 Years	(4.75%)
10 Years	5.18%
Inception Date of Share Class	Apr. 01, 1998
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.22%
5 Years	(0.92%)
10 Years	16.52%
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class A
Average Annual Return:
1 Year	5.99%
5 Years	0.14%
10 Years	17.09%
Inception Date of Share Class	Sep. 06, 1994
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	5.88%
5 Years	(0.40%)
10 Years	15.98%
Inception Date of Share Class	Sep. 06, 1994
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.89%
5 Years	(0.10%)
10 Years	15.16%
Inception Date of Share Class	Sep. 06, 1994
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class B
Average Annual Return:
1 Year	6.62%
5 Years	0.26%
10 Years	17.20%
Inception Date of Share Class	Sep. 06, 1994
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class C
Average Annual Return:
1 Year	10.65%
5 Years	0.58%
10 Years	16.93%
Inception Date of Share Class	Sep. 06, 1994
(International Equity Funds - Retail) | (Wells Fargo Advantage Global Opportunities Fund) | S&P Developed SmallCap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	1.05%
10 Years	11.14%
(International Equity Funds - Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class A
Average Annual Return:
1 Year	15.10%
5 Years	(1.23%)
10 Years	11.66%
Inception Date of Share Class	Mar. 16, 1988
(International Equity Funds - Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	14.83%
5 Years	(1.22%)
10 Years	11.31%
Inception Date of Share Class	Mar. 16, 1988
(International Equity Funds - Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.81%
5 Years	(0.99%)
10 Years	10.45%
Inception Date of Share Class	Mar. 16, 1988
(International Equity Funds - Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class B
Average Annual Return:
1 Year	16.21%
5 Years	(1.20%)
10 Years	11.75%
Inception Date of Share Class	Feb. 01, 1993
(International Equity Funds - Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class C
Average Annual Return:
1 Year	20.18%
5 Years	(0.81%)
10 Years	11.50%
Inception Date of Share Class	Feb. 01, 1993
(International Equity Funds - Retail) | (Wells Fargo Advantage International Equity Fund) | MSCI ACWI ex-US Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.83%
5 Years	(2.89%)
10 Years	9.74%
(International Equity Funds - Retail) | (Wells Fargo Advantage International Equity Fund) | Class A
Average Annual Return:
1 Year	7.17%
5 Years	(6.41%)
10 Years	6.18%
Inception Date of Share Class	Jan. 20, 1998
(International Equity Funds - Retail) | (Wells Fargo Advantage International Equity Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	6.17%
5 Years	(6.87%)
10 Years	5.39%
Inception Date of Share Class	Jan. 20, 1998
(International Equity Funds - Retail) | (Wells Fargo Advantage International Equity Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.64%
5 Years	(5.51%)
10 Years	5.36%
Inception Date of Share Class	Jan. 20, 1998
(International Equity Funds - Retail) | (Wells Fargo Advantage International Equity Fund) | Class B
Average Annual Return:
1 Year	7.82%
5 Years	(6.36%)
10 Years	6.28%
Inception Date of Share Class	Sep. 06, 1979
(International Equity Funds - Retail) | (Wells Fargo Advantage International Equity Fund) | Class C
Average Annual Return:
1 Year	11.84%
5 Years	(6.00%)
10 Years	6.03%
Inception Date of Share Class	Mar. 06, 1998
(International Equity Funds - Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.83%
5 Years	(1.18%)
10 Years	7.51%
(International Equity Funds - Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class A
Average Annual Return:
1 Year	13.83%
5 Years	0.61%
10 Years	8.92%
Inception Date of Share Class	Apr. 30, 1996
(International Equity Funds - Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	13.26%
5 Years	(0.14%)
10 Years	8.11%
Inception Date of Share Class	Apr. 30, 1996
(International Equity Funds - Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.98%
5 Years	0.23%
10 Years	7.77%
Inception Date of Share Class	Apr. 30, 1996
(International Equity Funds - Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class C
Average Annual Return:
1 Year	18.91%
5 Years	1.05%
10 Years	8.76%
Inception Date of Share Class	May 18, 2007
(International Equity Funds - Administrator) | (Wells Fargo Advantage Asia Pacific Fund) | MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.78%
5 Years	(1.48%)
10 Years	9.73%
(International Equity Funds - Administrator) | (Wells Fargo Advantage Asia Pacific Fund) | Administrator Class
Average Annual Return:
1 Year	24.71%
5 Years	(3.49%)
10 Years	12.55%
Inception Date of Share Class	Jul. 30, 2010
(International Equity Funds - Administrator) | (Wells Fargo Advantage Asia Pacific Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	23.02%
5 Years	(4.01%)
10 Years	10.63%
Inception Date of Share Class	Jul. 30, 2010
(International Equity Funds - Administrator) | (Wells Fargo Advantage Asia Pacific Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	16.04%
5 Years	(3.23%)
10 Years	10.19%
Inception Date of Share Class	Jul. 30, 2010
(International Equity Funds - Administrator) | (Wells Fargo Advantage Diversified International Fund) | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.32%
5 Years	(3.69%)
10 Years	8.21%
(International Equity Funds - Administrator) | (Wells Fargo Advantage Diversified International Fund) | Administrator Class
Average Annual Return:
1 Year	18.97%
5 Years	(3.90%)
10 Years	6.19%
Inception Date of Share Class	Nov. 08, 1999
(International Equity Funds - Administrator) | (Wells Fargo Advantage Diversified International Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	16.61%
5 Years	(4.87%)
10 Years	5.40%
Inception Date of Share Class	Nov. 08, 1999
(International Equity Funds - Administrator) | (Wells Fargo Advantage Diversified International Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.29%
5 Years	(3.64%)
10 Years	5.26%
Inception Date of Share Class	Nov. 08, 1999
(International Equity Funds - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Fund) | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.22%
5 Years	(0.92%)
10 Years	16.52%
(International Equity Funds - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Administrator Class
Average Annual Return:
1 Year	12.68%
5 Years	1.56%
10 Years	18.07%
Inception Date of Share Class	Sep. 06, 1994
(International Equity Funds - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.50%
5 Years	0.89%
10 Years	16.85%
Inception Date of Share Class	Sep. 06, 1994
(International Equity Funds - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.24%
5 Years	1.01%
10 Years	15.99%
Inception Date of Share Class	Sep. 06, 1994
(International Equity Funds - Administrator) | (Wells Fargo Advantage Global Opportunities Fund) | S&P Developed SmallCap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	1.05%
10 Years	11.14%
(International Equity Funds - Administrator) | (Wells Fargo Advantage Global Opportunities Fund) | Administrator Class
Average Annual Return:
1 Year	22.32%
5 Years	0.16%
10 Years	12.60%
Inception Date of Share Class	Jan. 13, 1997
(International Equity Funds - Administrator) | (Wells Fargo Advantage Global Opportunities Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	21.96%
5 Years	0.05%
10 Years	12.19%
Inception Date of Share Class	Jan. 13, 1997
(International Equity Funds - Administrator) | (Wells Fargo Advantage Global Opportunities Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	14.50%
5 Years	0.10%
10 Years	11.28%
Inception Date of Share Class	Jan. 13, 1997
(International Equity Funds - Administrator) | (Wells Fargo Advantage International Equity Fund) | MSCI ACWI ex-US Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.83%
5 Years	(2.89%)
10 Years	9.74%
(International Equity Funds - Administrator) | (Wells Fargo Advantage International Equity Fund) | Administrator Class
Average Annual Return:
1 Year	13.59%
5 Years	(5.18%)
10 Years	7.04%
Inception Date of Share Class	Jul. 16, 2010
(International Equity Funds - Administrator) | (Wells Fargo Advantage International Equity Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.50%
5 Years	(5.69%)
10 Years	6.19%
Inception Date of Share Class	Jul. 16, 2010
(International Equity Funds - Administrator) | (Wells Fargo Advantage International Equity Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.81%
5 Years	(4.53%)
10 Years	6.12%
Inception Date of Share Class	Jul. 16, 2010
(International Equity Funds - Administrator) | (Wells Fargo Advantage Intrinsic World Equity Fund) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.83%
5 Years	(1.18%)
10 Years	7.51%
(International Equity Funds - Administrator) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Administrator Class
Average Annual Return:
1 Year	21.10%
5 Years	2.04%
10 Years	9.71%
Inception Date of Share Class	May 18, 2007
(International Equity Funds - Administrator) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	20.38%
5 Years	1.17%
10 Years	8.84%
Inception Date of Share Class	May 18, 2007
(International Equity Funds - Administrator) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	13.71%
5 Years	1.38%
10 Years	8.46%
Inception Date of Share Class	May 18, 2007
(International Equity Funds - Institutional) | (Wells Fargo Advantage Asia Pacific Fund) | MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.78%
5 Years	(1.48%)
10 Years	9.73%
(International Equity Funds - Institutional) | (Wells Fargo Advantage Asia Pacific Fund) | Institutional Class
Average Annual Return:
1 Year	24.87%
5 Years	(3.42%)
10 Years	12.59%
Inception Date of Share Class	Jul. 30, 2010
(International Equity Funds - Institutional) | (Wells Fargo Advantage Asia Pacific Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	23.12%
5 Years	(3.96%)
10 Years	10.66%
Inception Date of Share Class	Jul. 30, 2010
(International Equity Funds - Institutional) | (Wells Fargo Advantage Asia Pacific Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	16.14%
5 Years	(3.18%)
10 Years	10.22%
Inception Date of Share Class	Jul. 30, 2010
(International Equity Funds - Institutional) | (Wells Fargo Advantage Diversified International Fund) | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.32%
5 Years	(3.69%)
10 Years	8.21%
(International Equity Funds - Institutional) | (Wells Fargo Advantage Diversified International Fund) | Institutional Class
Average Annual Return:
1 Year	18.78%
5 Years	(3.74%)
10 Years	6.31%
Inception Date of Share Class	Aug. 31, 2006
(International Equity Funds - Institutional) | (Wells Fargo Advantage Diversified International Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	14.96%
5 Years	(5.11%)
10 Years	5.29%
Inception Date of Share Class	Aug. 31, 2006
(International Equity Funds - Institutional) | (Wells Fargo Advantage Diversified International Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.15%
5 Years	(3.73%)
10 Years	5.23%
Inception Date of Share Class	Aug. 31, 2006
(International Equity Funds - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Fund) | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.22%
5 Years	(0.92%)
10 Years	16.52%
(International Equity Funds - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Institutional Class
Average Annual Return:
1 Year	12.94%
5 Years	1.69%
10 Years	18.15%
Inception Date of Share Class	Jul. 30, 2010
(International Equity Funds - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.67%
5 Years	0.99%
10 Years	16.91%
Inception Date of Share Class	Jul. 30, 2010
(International Equity Funds - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.41%
5 Years	1.10%
10 Years	16.05%
Inception Date of Share Class	Jul. 30, 2010
(International Equity Funds - Institutional) | (Wells Fargo Advantage Global Opportunities Fund) | S&P Developed SmallCap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	1.05%
10 Years	11.14%
(International Equity Funds - Institutional) | (Wells Fargo Advantage Global Opportunities Fund) | Institutional Class
Average Annual Return:
1 Year	22.62%
5 Years	0.29%
10 Years	12.67%
Inception Date of Share Class	Jul. 30, 2010
(International Equity Funds - Institutional) | (Wells Fargo Advantage Global Opportunities Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	22.15%
5 Years	0.14%
10 Years	12.25%
Inception Date of Share Class	Jul. 30, 2010
(International Equity Funds - Institutional) | (Wells Fargo Advantage Global Opportunities Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	14.70%
5 Years	0.19%
10 Years	11.34%
Inception Date of Share Class	Jul. 30, 2010
(International Equity Funds - Institutional) | (Wells Fargo Advantage International Equity Fund) | MSCI ACWI ex-US Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.83%
5 Years	(2.89%)
10 Years	9.74%
(International Equity Funds - Institutional) | (Wells Fargo Advantage International Equity Fund) | Institutional Class
Average Annual Return:
1 Year	13.86%
5 Years	(5.06%)
10 Years	7.10%
Inception Date of Share Class	Mar. 09, 1998
(International Equity Funds - Institutional) | (Wells Fargo Advantage International Equity Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.67%
5 Years	(5.61%)
10 Years	6.23%
Inception Date of Share Class	Mar. 09, 1998
(International Equity Funds - Institutional) | (Wells Fargo Advantage International Equity Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.98%
5 Years	(4.45%)
10 Years	6.16%
Inception Date of Share Class	Mar. 09, 1998
(International Equity Funds - Institutional) | (Wells Fargo Advantage Intrinsic World Equity Fund) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.83%
5 Years	(1.18%)
10 Years	7.51%
(International Equity Funds - Institutional) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Institutional Class
Average Annual Return:
1 Year	21.40%
5 Years	2.14%
10 Years	9.76%
Inception Date of Share Class	Jul. 30, 2010
(International Equity Funds - Institutional) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	20.61%
5 Years	1.25%
10 Years	8.89%
Inception Date of Share Class	Jul. 30, 2010
(International Equity Funds - Institutional) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	13.90%
5 Years	1.45%
10 Years	8.51%
Inception Date of Share Class	Jul. 30, 2010
(International Equity Funds - Investor) | (Wells Fargo Advantage Asia Pacific Fund) | MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.78%
5 Years	(1.48%)
10 Years	9.73%
(International Equity Funds - Investor) | (Wells Fargo Advantage Asia Pacific Fund) | Investor Class
Average Annual Return:
1 Year	24.32%
5 Years	(3.66%)
10 Years	12.45%
Inception Date of Share Class	Dec. 31, 1993
(International Equity Funds - Investor) | (Wells Fargo Advantage Asia Pacific Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	22.74%
5 Years	(4.10%)
10 Years	10.57%
Inception Date of Share Class	Dec. 31, 1993
(International Equity Funds - Investor) | (Wells Fargo Advantage Asia Pacific Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	15.79%
5 Years	(3.32%)
10 Years	10.12%
Inception Date of Share Class	Dec. 31, 1993
(International Equity Funds - Investor) | (Wells Fargo Advantage Diversified International Fund) | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.32%
5 Years	(3.69%)
10 Years	8.21%
(International Equity Funds - Investor) | (Wells Fargo Advantage Diversified International Fund) | Investor Class
Average Annual Return:
1 Year	18.63%
5 Years	(4.11%)
10 Years	5.82%
Inception Date of Share Class	Jul. 18, 2008
(International Equity Funds - Investor) | (Wells Fargo Advantage Diversified International Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	16.32%
5 Years	(5.17%)
10 Years	5.01%
Inception Date of Share Class	Jul. 18, 2008
(International Equity Funds - Investor) | (Wells Fargo Advantage Diversified International Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.08%
5 Years	(3.87%)
10 Years	4.90%
Inception Date of Share Class	Jul. 18, 2008
(International Equity Funds - R) | (Wells Fargo Advantage International Equity Fund) | MSCI ACWI ex-US Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.83%
5 Years	(2.89%)
10 Years	9.74%
(International Equity Funds - R) | (Wells Fargo Advantage International Equity Fund) | Class R
Average Annual Return:
1 Year	13.37%
5 Years	(5.56%)
10 Years	6.55%
Inception Date of Share Class	Oct. 10, 2003